CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	May 31, 2018	May 31, 2017
Revenue	$ 1,179,353	$ 0	$ 0	$ 0
Cost of goods sold	759,944	0	0	0
Gross margin	419,409	0	0	0
Selling, general and administrative expenses	15,392,130	359,204	821,374	718,770
Startup costs	0	0	0	141,739
Professional fees	0	0	2,294,666	750,446
Total operating expenses	15,392,130	359,204	3,116,040	1,610,955
Operating loss	(14,972,721)	(359,204)	(3,116,040)	(1,610,955)
Other (income) expense:
Interest expense	1,684,219	74,866	4,709,940	2,571,171
Gain on settlement of debt	0	(3,480)	(3,480)	0
Loss on modification of related party debt	0	0	0	951,239
Loss on modification of debt	0	29,145	29,145	43,334
Loss on note exchange	0	0	404,082	0
Loss on extinguishment of debt	0	0	989,032	0
Prepayment Penalty	0	0	137,000	0
Change in fair value of derivative	0	105,950	195,725	(310,975)
Total other expense	1,684,219	206,481	6,461,444	3,254,769
Income (Loss) before income taxes	(16,656,940)	(565,685)	(9,577,484)	(4,865,724)
Net income (loss)	$ (16,656,940)	$ (565,685)	$ (9,577,484)	$ (4,865,724)
Net income (loss) per share - basic (in Dollars per share)	$ (0.23)	$ (0.02)	$ (0.24)	$ (0.23)
Weighted average shares outstanding - basic (in Shares)	71,296,485	32,865,727	39,224,613	20,778,785